Common Stock - common stock reserved for future issuance - (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2019	Jun. 30, 2012
Common Stock
Common stock options outstanding	5,229,675	5,034,858		3,800,342
Issuances upon exercise of common stock warrants	522,009	522,009		478,828
Total common stock reserved for future issuance	25,197,113	25,024,858		23,321,109
Redeemable convertible preferred stock
Common Stock
Preferred stock	18,736,936	18,446,525		15,589,723
Series A-1
Common Stock
Issuances upon exercise of common stock warrants		74,784		74,784
Series A-3
Common Stock
Issuances upon exercise of common stock warrants		238,189		238,189	238,189
Series A-4
Common Stock
Issuances upon exercise of common stock warrants	708,493	708,493	11,177	719,670
Series 3 Growth
Common Stock
Issuances upon exercise of common stock warrants				478,828
Series 4 Growth
Common Stock
Issuances upon exercise of common stock warrants				2,419,573